CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock	Additional paid-in capital	Shares acquired by stock benefit plans	Treasury stock	Retained earnings	Unrealized gains (losses) on securities available for sale	Total
Balance at Dec. 31, 2011	$ 99	$ 43,866	$ (913)	$ (12,860)	$ 42,440	$ 278	$ 72,910
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year ended					3,355		3,355
Cash dividends of .32, $.36 and $.36 per share for the year ended 31st December 2012, 2013 and 2014					(2,351)		(2,351)
Amortization expense of stock benefit plans		(55)	417				362
Stock option expense		22					22
Proceeds from second step stock conversion, net of costs		34,776					34,776
Shares acquired for stock benefit plans			(1,496)				(1,496)
Cancelation of treasury stock	(23)	(12,837)		12,860
Unrealized gains (losses) on securities designated as available for sale, net of related tax effects						322	322
Balance at Dec. 31, 2012	76	65,772	(1,992)		43,444	600	107,900
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year ended					1,432		1,432
Cash dividends of .32, $.36 and $.36 per share for the year ended 31st December 2012, 2013 and 2014					(2,437)		(2,437)
Amortization expense of stock benefit plans		1	418				419
Stock option expense		23					23
Common stock repurchases		(8,581)					(8,581)
Unrealized gains (losses) on securities designated as available for sale, net of related tax effects						(7,829)	(7,829)
Balance at Dec. 31, 2013	76	57,215	(1,574)		42,439	(7,229)	90,927
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year ended					3,079		3,079
Cash dividends of .32, $.36 and $.36 per share for the year ended 31st December 2012, 2013 and 2014					(2,367)		(2,367)
Amortization expense of stock benefit plans		24	104				128
Stock option expense		71					71
Stock options exercised	144	(33)					111
Common stock repurchases		(1,450)					(1,450)
Unrealized gains (losses) on securities designated as available for sale, net of related tax effects						5,683	5,683
Balance at Dec. 31, 2014	$ 220	$ 55,827	$ (1,470)		$ 43,151	$ (1,546)	$ 96,182